May 1, 1998


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549


Re:  Pruco Life Single Premium Variable Life Account
     Registration No.: 2-99260


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, Prudential Life Insurance Company, on behalf of The Pruco Life Single Premium Variable Life Account (the "Account"), hereby certifies: (1) that the text of the Account's most recent post-effective amendment has been filed electronically; and (2) that the form of Prospectus that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.

                                             Respectfully submitted,


                                             /s/ CLIFFORD E. KIRSCH
                                             -----------------------
                                             Clifford E. Kirsch
                                             Chief Legal Officer
                                             Pruco Life Insurance Company